Note 7 Changes in allowances of loans and advances at amortized cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 413,585	€ 389,073	[1]
Gross carrying amount loans and advances at amortized cost	455,016	413,585		€ 389,073	[1]
Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(11,316)	(11,291)		(11,142)
Transfers of financial assets	(3,031)	(2,790)		(1,473)
Transfers from stage 1 to stage 2	(594)	(563)		(287)
Transfers from stage 2 to stage 1	275	210		283
Transfers to stage 3	(3,259)	(2,734)		(1,662)
Transfers from stage 3	548	297		193
Net annual origination of allowances	(2,174)	(846)		(1,342)
Becoming write offs	3,337	3,071		2,106
Net foreign exchange loss	1,613	160		161
Increase (decrease) through other movements, financial assets	(304)	(252)		(112)
Other impairment losses	246	631		511
Gross carrying amount loans and advances at amortized cost	(11,630)	(11,316)		(11,291)
Stage 1 [Member] | Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(2,131)	(2,065)		(1,990)
Transfers of financial assets	105	73		63
Transfers from stage 1 to stage 2	103	118		110
Transfers from stage 2 to stage 1	(53)	(113)		(91)
Transfers to stage 3	93	81		51
Transfers from stage 3	(38)	(13)		(7)
Net annual origination of allowances	(1,059)	(466)		(406)
Becoming write offs	321	147		186
Net foreign exchange loss	325	(52)		(87)
Increase (decrease) through other movements, financial assets	3	3		0
Other impairment losses	30	229		168
Gross carrying amount loans and advances at amortized cost	(2,406)	(2,131)		(2,065)
Stage 2 [Member] | Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(2,026)	(1,942)		(2,091)
Transfers of financial assets	(370)	(336)		33
Transfers from stage 1 to stage 2	(697)	(681)		(397)
Transfers from stage 2 to stage 1	327	323		374
Transfers to stage 3	146	120		204
Transfers from stage 3	(146)	(97)		(148)
Net annual origination of allowances	10	(148)		(273)
Becoming write offs	107	71		30
Net foreign exchange loss	213	44		248
Increase (decrease) through other movements, financial assets	35	49		48
Other impairment losses	183	235		64
Gross carrying amount loans and advances at amortized cost	(1,848)	(2,026)		(1,942)
Stage 3 [Member] | Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(7,158)	(7,284)		(7,061)
Transfers of financial assets	(2,766)	(2,527)		(1,570)
Transfers from stage 1 to stage 2	0	0		0
Transfers from stage 2 to stage 1	0	0		0
Transfers to stage 3	(3,498)	(2,935)		(1,917)
Transfers from stage 3	732	408		347
Net annual origination of allowances	(1,125)	(232)		(663)
Becoming write offs	2,909	2,853		1,890
Net foreign exchange loss	1,075	169		0
Increase (decrease) through other movements, financial assets	(342)	(304)		(160)
Other impairment losses	33	167		279
Gross carrying amount loans and advances at amortized cost	€ (7,375)	€ (7,158)		€ (7,284)

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).